Investment Strategy - American Century International Bond Fund	Mar. 01, 2026
EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in fixed income instruments of issuers that are economically tied to emerging markets. The fund will invest in debt instruments issued by foreign governments and corporations. Investments are made in instruments denominated in U.S. dollars and in local emerging markets currency.
The fund considers an emerging market to be any country that is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including, among others, where the issuer is headquartered, where the issuer’s principal operations are located, where a majority of the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The fund may invest without limitation in both investment grade and high-yield (“junk bonds”) debt securities. An “investment grade” security is one that has been rated in one of the four highest categories used by a nationally recognized statistical rating organization or determined by the investment advisor to be of comparable credit quality. A “high-yield” security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The average duration of the fund varies based on the portfolio managers’ forecast of interest rates and, under normal market conditions is not expected to exceed ten years. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also invests in derivative instruments. The fund may use foreign currency exchange contracts to shift its investment exposure from one currency into another, for hedging purposes or to enhance returns. The fund may invest in futures contracts, options and swap agreements (such as interest rate swaps) to manage duration, credit exposure and country exposure. The fund may also invest in collateralized debt obligations, including collateralized loan obligations, mortgage- or asset-backed securities and other similarly structured investments.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristics of the position being hedged. The net effect of these two positions is to reduce or eliminate the exposure created by the first position.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in fixed income instruments of issuers that are economically tied to emerging markets.
GLOBAL BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in bonds. For purposes of this fund, the advisor defines bonds as non-money market debt securities which may be payable in U.S. or foreign currencies, and which may include U.S. and foreign corporate bonds and notes, government securities, commercial paper and securities backed by mortgages or other assets. The fund generally hedges most of its foreign currency exposure to the U.S. dollar.
The fund invests primarily in securities issued by companies and governments located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% of its assets in foreign investments (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30% of its assets in foreign investments). The fund will allocate its assets among at least three different countries (one of which may be the United States).
The fund may invest up to 35% of its assets in high-yield securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The fund may invest in emerging markets securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The advisor expects the fund’s dollar-weighted average maturity to be between two and 12 years.
The fund may invest in U.S. Treasury securities and securities of U.S. government agencies or instrumentalities, as well as debts issued or backed by state and local governments and their agencies. The fund may also invest in collateralized debt obligations, including collateralized loan obligations, mortgage- or asset-backed securities and other similarly structured investments.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also invests in derivative instruments. The fund may use foreign currency exchange contracts to shift its investment exposure from one currency into another, for hedging purposes or to enhance returns. The fund may invest in futures contracts, options and swap agreements to manage duration, credit exposure and country exposure. In certain foreign markets, swaps can also act as substitutes for other less liquid fixed-income instruments.
The fund may engage in active and frequent trading to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in bonds.